INVESTMENT PROPERTIES - Narrative (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Investment property [abstract]
Right-of-use assets	$ 3,700	$ 3,300
Dispositions	$ (3,049)